Summary of Significant Accounting Policies (Details)		3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 20, 2024 USD ($)	Sep. 23, 2024 USD ($)	Jan. 26, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Working capital			$ 12,374					$ 1,050,245
Cash								1,148,904	$ 264,244	$ 170,166
Net income (loss)		$ 30,221,108	(7,412,175)	$ (7,130,860)	$ (5,377,191)	$ 22,808,933	$ (12,508,051)
Net cash used in operating activities						(6,636,484)	(8,854,640)
Amortized cost								441,432
Allowance expected credit losses			238,103					108,568
Translation adjustments								(5,813)	762	(3,957)
Realized gains/(losses) from transactions								947	(3,808)	(8,744)
Deferred revenue		$ 164,915				$ 164,915
Recognized revenue			57,618					$ 67,688
Operating segments						2		1
Sales and marketing expense								$ 1,696	8,237	18,510
Stock options (in Shares) | shares	9,224,491							1,015,383
Additional financing amount						$ 3,476	6,180
Escrow funds											$ 3,150,000	$ 350,000	$ 3,500,000
Remaining estimated useful life		5 years				5 years
Revenue		$ 49,523				$ 49,523
FDIC insured amount		$ 250,000				$ 250,000
Grafiti Holding Note [Member]
Summary of Significant Accounting Policies [Line Items]
Amortized cost								$ 441,980
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Additional financing amount	$ 13,000,000
Escrow funds											$ 3,150,000
Grafiti Holding Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Net income (loss)			(1,564,540)		(3,692)			(1,348,357)	(73,828)	(63,867)
Net cash used in operating activities			(799,535)		57,285			(129,551)	(75,616)	(154,813)
Amortized cost			907,897					441,432
Allowance expected credit losses			238,103					108,568
Unrealized gains/(losses) from transactions								5,492
Deferred revenue			151,377					144,390	86,635	96,303
Cash			175,292
Revenue			$ 101,969		$ 97,908			336,562	$ 391,848	$ 456,076
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operating activities								$ (129,551)